CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2019 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Sep. 14, 2018 shares	Jan. 26, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Nov. 07, 2017 shares	Jul. 05, 2017 shares	Dec. 31, 2016 CNY (¥)	Mar. 25, 2015 shares
Allowance for doubtful accounts, accounts receivable | ¥		¥ 1,433,449			¥ 1,053
Allowance for doubtful accounts, other receivable | ¥		36,773			5,010
Allowance for doubtful accounts, loans receivable | ¥		615,592			0
Allowance for doubtful accounts, contract assets | ¥		2,255			329
Deferred revenue	$ 113,319	788,906			346,847
Payroll and welfare payable	5,982	41,646			38,890
Income tax payable	46,016	320,350			315,868
Accrued expenses and other liabilities	176,550	1,229,110			745,307
Operating lease liabilities	18,014	125,407
Amounts due to related parties	4,295	29,902			14,706			¥ 33,069
Deferred tax liabilities	$ 2,473	¥ 17,215			¥ 9,003
Ordinary shares, shares issued	195,191,000	195,191,000		162,672,800	162,672,800			151,468,400
Ordinary shares, shares outstanding	195,191,000	195,191,000	195,191,000	162,672,800	162,672,800			151,468,400
Series A convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		11,950,600	11,950,600
Mezzanine equity, shares issued	0	0		11,950,600	11,950,600							11,950,600
Mezzanine equity, shares outstanding				11,950,600	11,950,600
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 296,032
Series B convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		2,830,300	2,830,300
Mezzanine equity, shares issued	0	0		2,830,300	2,830,300					2,830,300
Mezzanine equity, shares outstanding	0	0		2,830,300	2,830,300
Mezzanine equity, liquidation value | $	$ 0			$ 224,467
Series C convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		5,051,800	5,051,800
Mezzanine equity, shares issued	0	0		5,051,800	5,051,800				5,051,800
Mezzanine equity, shares outstanding	0	0		5,051,800	5,051,800
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 400,652			¥ 2,019			¥ 0
Series D convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		3,518,000	3,518,000
Mezzanine equity, shares issued	0	0		3,518,000	3,518,000		3,518,000
Mezzanine equity, shares outstanding	0	0		3,518,000	3,518,000
Mezzanine equity, liquidation value | ¥		¥ 0			¥ 469,654
Series E convertible redeemable preferred shares
Mezzanine equity, par value | $ / shares	$ 0.00001			$ 0.00001
Mezzanine equity, shares authorized	0	0		1,082,500	1,082,500
Mezzanine equity, shares issued	0	0		1,082,500	1,082,500	1,082,500
Mezzanine equity, shares outstanding	0	0		1,082,500	1,082,500
Mezzanine equity, liquidation value | $	$ 0			$ 157,447
Ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	0	0		5,000,000,000	5,000,000,000
Ordinary shares, shares issued	0	0		162,672,800	162,672,800
Ordinary shares, shares outstanding	0	0		162,672,800	162,672,800
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000		0	0
Ordinary shares, shares issued	128,228,600	128,228,600		0	0
Ordinary shares, shares outstanding	128,228,600	128,228,600	128,228,600	0	0
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000		0	0
Ordinary shares, shares issued	66,962,400	66,962,400		0	0
Ordinary shares, shares outstanding	66,962,400	66,962,400	66,962,400	0	0
VIEs
Deferred revenue | ¥		¥ 772,340			¥ 280,512
Payroll and welfare payable | ¥		35,958			28,115
Income tax payable | ¥		303,684			297,785
Accrued expenses and other liabilities | ¥		1,056,128			639,557
Operating lease liabilities | ¥		119,005			0
Amounts due to related parties | ¥		29,902			14,702
Deferred tax liabilities | ¥		¥ 13,200			¥ 4,771